Summary of Significant Accounting Policies - Summary of Preferred Stock Warrant Liability (Detail) (Warrant [Member], USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Warrant [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance beginning of period	$ (52,947)	$ (203,642)	$ (1,663,077)
Total unrealized gains (losses) included in earnings	(626,349)	150,695	1,459,435
Balance end of period	$ (679,296)	$ (52,947)	$ (203,642)